Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	£ 1,083.0	£ 979.5
Depreciation of property, plant and equipment		185.5	188.6	£ 189.0
Ending balance	[1]	876.0	1,083.0	979.5
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,440.7	2,317.9
Additions		294.9	314.8
New acquisitions		0.1	3.1
Disposals		(420.9)	(255.7)
Transfer to disposal group classified as held for sale		(464.7)
Exchange adjustments		(104.5)	60.6
Ending balance		1,745.6	2,440.7	2,317.9
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,357.7)	(1,338.4)
Depreciation of property, plant and equipment		185.5	225.1
Disposals		271.5	240.5
Transfer to disposal group classified as held for sale		346.0
Exchange adjustments		56.1	(34.7)
Ending balance		(869.6)	(1,357.7)	(1,338.4)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37.1	37.1
Ending balance		34.3	37.1	37.1
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37.1	37.1
Transfer to disposal group classified as held for sale		(2.8)
Ending balance		34.3	37.1	37.1
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		108.4	90.3
Ending balance		22.0	108.4	90.3
Freehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		135.5	118.8
Additions		33.7	17.7
New acquisitions			0.1
Disposals		(109.0)
Transfer to disposal group classified as held for sale		(17.1)
Exchange adjustments		(16.9)	(1.1)
Ending balance		26.2	135.5	118.8
Freehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(27.1)	(28.5)
Depreciation of property, plant and equipment		1.5	3.1
Disposals		7.2
Transfer to disposal group classified as held for sale		15.6
Exchange adjustments		1.6	4.5
Ending balance		(4.2)	(27.1)	(28.5)
Leasehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		635.1	555.7
Ending balance		605.5	635.1	555.7
Leasehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,202.4	1,081.8
Additions		158.5	161.4
New acquisitions			0.9
Disposals		(167.3)	(83.5)
Transfer to disposal group classified as held for sale		(98.1)
Exchange adjustments		(46.7)	41.8
Ending balance		1,048.8	1,202.4	1,081.8
Leasehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(567.3)	(526.1)
Depreciation of property, plant and equipment		79.9	91.5
Disposals		129.9	74.6
Transfer to disposal group classified as held for sale		56.1
Exchange adjustments		17.9	(24.3)
Ending balance		(443.3)	(567.3)	(526.1)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		145.6	140.3
Ending balance		101.2	145.6	140.3
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		375.3	377.2
Additions		35.0	49.9
New acquisitions		0.1	1.2
Disposals		(68.3)	(62.9)
Transfer to disposal group classified as held for sale		(115.2)
Exchange adjustments		(14.5)	9.9
Ending balance		212.4	375.3	377.2
Fixtures, fittings and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(229.7)	(236.9)
Depreciation of property, plant and equipment		36.3	44.4
Disposals		59.9	58.0
Transfer to disposal group classified as held for sale		81.7
Exchange adjustments		13.2	(6.4)
Ending balance		(111.2)	(229.7)	(236.9)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		156.8	156.1
Ending balance		113.0	156.8	156.1
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		690.4	703.0
Additions		67.7	85.8
New acquisitions			0.9
Disposals		(76.3)	(109.3)
Transfer to disposal group classified as held for sale		(231.5)
Exchange adjustments		(26.4)	10.0
Ending balance		423.9	690.4	703.0
Computer equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(533.6)	(546.9)
Depreciation of property, plant and equipment		67.8	86.1
Disposals		74.5	107.9
Transfer to disposal group classified as held for sale		192.6
Exchange adjustments		23.4	(8.5)
Ending balance		£ (310.9)	£ (533.6)	£ (546.9)

[1]	Figures have been restated, as described in the accounting policies.